As filed with the Securities and Exchange Commission on May 2, 2012
File No. 333-102461
File No. 811-21279

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [x]

Pre-Effective Amendment No.  [  ]

Post-Effective Amendment No. 15  [x]

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [x]

Amendment No. 16  [x]

THE MERGER FUND VL

(Exact Name of Registrant as Specified in Charter)

100 Summit Lake Drive
Valhalla, New York  10595

(Address of Principal Executive Offices)                                                                                                           (Zip Code)

Registrant’s Telephone Number, including Area Code:  (914) 741-5600

Roy Behren and Michael T. Shannon	Copy to:	Laura L. Grossman
THE MERGER FUND VL		Fulbright & Jaworski L.L.P.
100 Summit Lake Drive		666 Fifth Avenue
Valhalla, New York 10595		New York, NY 10103

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[x]	Immediately upon filing pursuant to paragraph (b)	[ ]	On (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)	[ ]	On (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)	[ ]	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[  ]           This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 15 to the Fund’s Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Fund’s PEA No. 14 on Form N-1A filed on April 13, 2012.  This PEA No. 15 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 14 to the Fund’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Westchester and State of New York, on the 2nd day of May, 2012.

THE MERGER FUND VL

By   /s/ Roy Behren
Roy Behren
Co-President

By   /s/ Michael T. Shannon
Michael T. Shannon
Co-President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on May 2, 2012 by the following persons in the capacities indicated.

Signature	Title
/s/ Michael T. Shannon Michael T. Shannon	Co-President & Trustee
/s/ Roy Behren Roy Behren	Co-President & Treasurer
/s/ James P. Logan, III James P. Logan, III	Trustee
/s/ Michael J. Downey Michael J. Downey	Trustee
/s/ Barry Hamerling Barry Hamerling	Trustee

EXHIBIT INDEX

Exhibit	Exhibit No.

Instance Document EX	101.INS
Schema Document EX	101.SCH
Calculation Linkbase Document EX	101.CAL
Definition Linkbase Document EX	101.DEF
Label Linkbase Document EX	101.LAB
Presentation Linkbase Document EX	101.PRE